Related party transactions and Directors' remuneration	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Related party transactions and Director's remuneration	Related party transactions and Directors’ remuneration
Related party transactions
Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial or operational decisions, or one other party controls both.
Subsidiaries
Transactions between Barclays PLC and its subsidiaries meet the definition of related party transactions. Where these are eliminated on consolidation, they are not disclosed in the Group’s financial statements. Transactions between Barclays PLC and its subsidiaries are fully disclosed in Barclays PLC’s financial statements. A list of the Group’s principal subsidiaries is shown in Note 33.
Associates, joint ventures and other entities
The Group provides banking services to its associates, joint ventures and the Group pension funds (principally the UK Retirement Fund), providing loans, overdrafts, interest and non-interest bearing deposits and current accounts to these entities, as well as other services. Group companies also provide investment management and custodian services to the Group pension schemes. All of these transactions are conducted on the same terms as third-party transactions. Summarised financial information for the Group’s investments in associates and joint ventures is set out in Note 35.
Amounts included in the Group’s financial statements, in aggregate, by category of related party entity are as follows:

	Associates	Joint ventures	Pension funds
	£m	£m	£m
For the year ended and as at 31 December 2025
Total income	18	43	8
Credit impairment charges	—	—	—
Operating expenses	(22)	—	(1)
Total assets	—		—
Total liabilities	126	—	140
For the year ended and as at 31 December 2024
Total income	(2)	56	2
Credit impairment charges	—	—	—
Operating expenses	(21)	—	(1)
Total assets	—	1,104	0
Total liabilities	64	—	176
For the year ended and as at 31 December 2023
Total income	13	70	4
Credit impairment charges	—	—	—
Operating expenses	(20)	—	(1)
Total liabilities includes derivatives transacted on behalf of the pension funds of £89m (2024: £100m).
Key Management Personnel
Key Management Personnel are defined as those persons having authority and responsibility for planning, directing and controlling the activities of Barclays PLC (directly or indirectly) and comprise the Directors and Officers of Barclays PLC, certain direct reports of the
Group Chief Executive and the heads of major business units and functions.
The Group provides banking services to Key Management Personnel and persons connected to them. The balances outstanding as at 31
December were as follows:

Banking services provided
	2025	2024
	£m	£m
Loans outstanding as at 31 December	15.4	17.5
Deposit outstanding as at 31 December	27.5	23.3
Total commitments outstanding
Total commitments outstanding refers to the total of any undrawn amounts on credit cards and/or overdraft facilities provided to Key
Management Personnel. Total commitments outstanding as at 31 December 2025 were £0.5m (2024: £0.6m).
All loans to Key Management Personnel (and persons connected to them) were made in the ordinary course of business; were made on substantially the same terms, including interest rates and collateral, as those prevailing at the same time for comparable transactions with other persons; and did not involve more than a normal risk of collectability or present other unfavourable features.
Remuneration of Key Management Personnel
Total remuneration awarded to Key Management Personnel below represents salaries, short-term benefits and pensions contributions received during the year and awards made as part of the latest remuneration decisions in relation to the year. Costs recognised in the income statement reflect the accounting charge for the year included within operating expenses. The difference between the values awarded and the recognised income statement charge principally relates to the recognition of costs for deferred awards. Figures are provided for the period that individuals met the definition of Key Management Personnel.

	2025	2024	2023
	£m	£m	£m
Salaries and other short-term benefits	48.3	45.0	33.3
Pension costs	0.1	0.1	—
Other long-term benefits	13.6	10.5	7.2
Share-based payments	26.2	18.1	10.2
Employer social security charges on emoluments	10.2	8.7	6.3
Costs recognised for accounting purposes	98.4	82.4	57.0
Employer social security charges on emoluments	(10.2)	(8.7)	(6.3)
Other long-term benefits – difference between awards granted and costs recognised	9.5	6.6	1.1
Share-based payments – difference between awards granted and costs recognised	11.7	7.4	6.0
Total remuneration awarded	109.4	87.7	57.8
Disclosure required by the Companies Act 2006
The following information regarding the Barclays PLC Board of Directors is presented in accordance with the Companies Act 2006:

	2025	2024	2023
	£m	£m	£m
Aggregate emoluments[1]	11.4	10.9	9.8
Amounts paid under LTIPs[2]	1.2	—	—
	12.6	10.9	9.8
Notes:
1The aggregate emoluments include amounts paid for the 2025 year. In addition, deferred share awards for 2025 with a total value at grant of £1.3m (2024: £1.8m,
2023: £1.5m) will be made to Directors, which will only vest subject to meeting certain conditions.
2The figure above for "Amounts paid under LTIPs" relates to tranches of prior year LTIP awards that were released to Directors during the year. The LTIP figure in the single total figure table for Executive Directors' 2025 remuneration in the Directors' Remuneration report relates to the 2023-2025 LTIP cycle, the first tranche of which is scheduled to be released following the performance period ending on 31 December 2025.
There were no pension contributions paid to defined contribution schemes on behalf of Directors (2024: £nil, 2023: £nil). There were no notional pension contributions to defined contribution schemes.
As at 31 December 2025, there were no Directors accruing benefits under a defined benefit scheme (2024: nil, 2023: nil).
Directors’ and Officers’ shareholdings and options
The beneficial ownership of ordinary share capital of Barclays PLC by all Directors and Officers of Barclays PLC (involving 30 persons) at
31 December 2025 amounted to 18,192,011 (2024: 20,479,846) ordinary shares of 25p each (0.13% of the ordinary share capital outstanding).
As at 31 December 2025, Executive Directors and Officers of Barclays PLC (involving 19 persons) held options to purchase a total of 59,803
(2024: 49,911) Barclays PLC ordinary shares of 25p each at a weighted average price of 148p under Sharesave.
Advances and credit to Directors and guarantees on behalf of Directors
In accordance with Section 413 of the Companies Act 2006, the total amount of advances and credits made available in 2025 to persons who served as Directors during the year was £0.7m (2024: £0.6m). The total value of guarantees entered into on behalf of Directors during 2025 was £nil (2024: £nil).